Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Fair Value of Derivative Instruments

The following table details the fair value of our derivative instruments included on our consolidated balance sheets.

	Fair Value of Asset Derivatives(1)		Fair Value of (Liability) Derivatives(1)
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Derivatives designated as hedging instruments:
Foreign currency forward contracts (cash flow hedges)	$3.4	$0.5	$(1.4)	$(0.8)
Interest rate swaps (fair value hedges)	—	—	(1.0)	—
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	7.1	4.9	(49.1)	(29.6)

Total	$10.5	$5.4	$(51.5)	$(30.4)

(1)	Asset derivatives are included in other assets and liability derivatives are included in other liabilities.

Effect of Derivative Instruments on Consolidated Statements of Operations

The following table details the effect of our derivative instruments on our consolidated statements of operations.

	Amount of Gain (Loss) Recognized in Earnings on Derivatives(1) Year Ended December 31,
	2013	2012
Derivatives designated as hedging instruments:
Foreign currency forward contracts	$2.3	$—
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	(8.5)	4.6

Total	$(6.2)	$4.6

(1)	Amounts recognized on the foreign currency forward contracts were included in other expense, net. Amounts recognized on the interest rate swaps were included in interest expense.